Summary of Accounting Principles (Revenue Recognition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase Decrease Operating Profit Due to Contract Reestimates	$ 115
ASU 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description		New Revenue Recognition Standard: In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. On August 12, 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delays the effective date of ASU 2014-09 by one year. The new standard is effective for reporting periods beginning after December 15, 2017, and interim periods therein, using either of the following transition methods: (i) a full retrospective adoption reflecting the application of the standard in each prior reporting period, or (ii) a modified retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized through retained earnings at the date of adoption. Early adoption is permitted for reporting periods beginning after December 15, 2016. We are in the process of evaluating the potential revenue implications of the standard change, which may result in changes to our revenue recognition practices; the elimination of the units-of-delivery method for certain U.S. Government programs; and the elimination of the completed contract method of accounting